Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies and Practices [Abstract]
Schedule of Gains or Losses Resulting form Foreign Currency Transactions	Gains or losses resulting from foreign currency transactions are included in statements of income.
	Years ended December 31,
	2022	2023	2024
Average rate	7.8307	7.8287	7.8029

	As of December 31,
	2022	2023	2024
Year-end spot rate	7.8125	7.8125	7.7700

Schedule of Depreciates Property and Equipment

The Company depreciates property and equipment using the straight-line method as follows:

Leasehold improvement	Over the shorter of the lease term or estimated useful life
Office equipment	5 years
Furniture and fixture	5 years